Investment Risks	Jan. 27, 2026
VELA Small Cap Fund
Prospectus [Line Items]
Risk [Text Block]

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the principal risks of investing in the fund. All of the risks listed below are significant to the fund, regardless of the order in which they appear.

VELA Small Cap Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, state, regional, or global events such as war, military conflicts, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the fund and its investments and could result in decreases to the fund’s net asset value. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Political, geopolitical, natural and other events, including war, military conflicts, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, climate change and climate related events, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the ability to complete redemptions, all of which could affect fund performance. A health crisis may exacerbate other pre-existing political, social, and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

VELA Small Cap Fund | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. Overall stock market risks may affect the value of the fund. Factors such as U.S. economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

VELA Small Cap Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

VELA Small Cap Fund | Small Cap And Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap and Mid Cap Company Risk. Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

VELA Small Cap Fund | Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Company Risk. Returns on investments in securities of larger companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

VELA Small Cap Fund | Derivatives Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Transactions Risk. Derivatives, including options, futures contracts, forward contracts, and swaps may be riskier than other types of investments and may increase the volatility of the fund. Derivatives may be sensitive to changes in economic and market conditions and may create economic leverage, which could result in losses that significantly exceed the fund’s original investment in that derivative. Derivatives transactions can expose the fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. For such derivatives, the fund does not have a claim on the reference assets and can be subject to enhanced counterparty risk. Derivatives may not perform as expected, and as a result the fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives and derivative transactions can expose the fund to risks of mispricing or improper valuation. Certain derivative transactions could also affect the amount, timing and character of distributions to shareholders which may result in the fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions. Such effects may adversely impact the fund’s after-tax returns.

VELA Small Cap Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. There are risks associated with buying and selling call and put options. If the fund buys a put or call option, the fund risks losing the entire premium invested in the option if the fund does not exercise the option. If the fund sells (writes) a put option, there is risk that the fund may be required to buy the underlying investment at a disadvantageous price. If the fund sells (writes) a covered call option, there is risk that the fund may be required to sell the underlying investment at a disadvantageous price. The fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options.

VELA Small Cap Fund | Covered Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Covered Call Risk. The writer of a covered call option forgoes any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retains the risk of loss if the underlying security declines in value. The fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. The fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options.

VELA Small Cap Fund | Valueoriented Investment Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors, or those where the Adviser believes the aggregate present value of the company’s future cash flows is materially greater than that which the market is currently reflecting via the target company’s share price. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive), value stocks generally may be out of favor in the markets.

VELA Small Cap Fund | Sector Emphasis Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Emphasis Risk. The fund, from time to time, may invest 25% or more of the fund’s assets in one or more sectors, subjecting the fund to sector emphasis risk. This is the risk that a fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which the fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors have particular risks that may not affect other sectors.

VELA Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the fund.
VELA Small Cap Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
VELA Large Cap Plus Fund
Prospectus [Line Items]
Risk [Text Block]

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the principal risks of investing in the fund. All of the risks listed below are significant to the fund, regardless of the order in which they appear.

VELA Large Cap Plus Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, state, regional, or global events such as war, military conflicts, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the fund and its investments and could result in decreases to the fund’s net asset value. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Political, geopolitical, natural and other events, including war, military conflicts, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, climate change and climate related events, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the ability to complete redemptions, all of which could affect fund performance. A health crisis may exacerbate other pre-existing political, social, and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

VELA Large Cap Plus Fund | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. Overall stock market risks may affect the value of the fund. Factors such as U.S. economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

VELA Large Cap Plus Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to stock market movements, sector-swings, or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.

VELA Large Cap Plus Fund | Small Cap And Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap and Mid Cap Company Risk. Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

VELA Large Cap Plus Fund | Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Company Risk. Returns on investments in securities of larger companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

VELA Large Cap Plus Fund | Derivatives Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Transactions Risk. Derivatives, including options, futures contracts, forward contracts, and swaps may be riskier than other types of investments and may increase the volatility of the fund. Derivatives may be sensitive to changes in economic and market conditions and may create economic leverage, which could result in losses that significantly exceed the fund’s original investment in that derivative. Derivatives transactions can expose the fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. For such derivatives, the fund does not have a claim on the reference assets and can be subject to enhanced counterparty risk. Derivatives may not perform as expected, and as a result the fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives and derivative transactions can expose the fund to risks of mispricing or improper valuation. Certain derivative transactions could also affect the amount, timing and character of distributions to shareholders which may result in the fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions. Such effects may adversely impact the fund’s after-tax returns.

VELA Large Cap Plus Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. There are risks associated with buying and selling call and put options. If the fund buys a put or call option, the fund risks losing the entire premium invested in the option if the fund does not exercise the option. If the fund sells (writes) a put option, there is risk that the fund may be required to buy the underlying investment at a disadvantageous price. If the fund sells (writes) a covered call option, there is risk that the fund may be required to sell the underlying investment at a disadvantageous price. The fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options.

VELA Large Cap Plus Fund | Covered Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Covered Call Risk. The writer of a covered call option forgoes any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retains the risk of loss if the underlying security declines in value. The fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security.

VELA Large Cap Plus Fund | Valueoriented Investment Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors, or those where the Adviser believes the aggregate present value of the company’s future cash flows is materially greater than that which the market is currently reflecting via the target company’s share price. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive), value stocks generally may be out of favor in the markets.

VELA Large Cap Plus Fund | Sector Emphasis Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Emphasis Risk. The fund, from time to time, may invest 25% or more of the fund’s assets in one or more sectors, subjecting the fund to sector emphasis risk. This is the risk that a fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which the fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors have particular risks that may not affect other sectors.

VELA Large Cap Plus Fund | Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Risk. The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. When the fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, the fund may maintain certain levels of cash or liquid assets, and the need to maintain such cash or liquid assets could affect the fund’s ability to pursue other opportunities if they arise. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

VELA Large Cap Plus Fund | Longshort Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Long/Short Strategy Risk. In situations where the fund takes a long position (i.e., owns a stock outright), the fund will lose money if the price of the stock declines. In situations where the fund takes a short position, the fund will lose money if the price of the stock increases. It is possible that the fund’s long and short positions will not perform as expected and losses on one type of position could more than offset gains on the other or that the fund will lose money on its long and short positions at the same time. To the extent the fund uses the proceeds from short positions to increase the fund’s long positions, the fund could experience greater losses if both positions decrease in value or if losses in the long position exceed any gains on the short position.

VELA Large Cap Plus Fund | Investment Company And Exchange Traded Fund E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Company and Exchange Traded Fund (“ETF”) Risk. The fund may invest in shares of other investment companies or ETFs. Shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the fund invests in addition to the fund’s direct fees and expenses. The fund also will incur brokerage costs when it buys ETFs. In addition, the fund will be subject to the risks associated with the investment company or ETF’s investments. The price movement of an ETF may not track the underlying index and may result in a loss. The ETF may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Furthermore, investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the fund.

VELA Large Cap Plus Fund | Mlp And Mlprelated Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP and MLP-Related Securities. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the fund.

VELA Large Cap Plus Fund | Mlp Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the fund and lower income, as compared to an MLP that is not taxed as a corporation.

VELA Large Cap Plus Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the fund.
VELA Large Cap Plus Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
VELA International Fund
Prospectus [Line Items]
Risk [Text Block]

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the principal risks of investing in the fund. All of the risks listed below are significant to the fund, regardless of the order in which they appear.

VELA International Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, state, regional, or global events such as war, military conflicts, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the fund and its investments and could result in decreases to the fund’s net asset value. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Political, geopolitical, natural and other events, including war, military conflicts, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, climate change and climate related events, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the ability to complete redemptions, all of which could affect fund performance. A health crisis may exacerbate other pre-existing political, social, and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

VELA International Fund | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. Overall stock market risks may affect the value of the fund. Factors such as U.S. economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

VELA International Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

VELA International Fund | Small Cap And Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap and Mid Cap Company Risk. Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

VELA International Fund | Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Company Risk. Returns on investments in securities of larger companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

VELA International Fund | Valueoriented Investment Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors, or those where the Adviser believes the aggregate present value of the company’s future cash flows is materially greater than that which the market is currently reflecting via the target company’s share price. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive), value stocks generally may be out of favor in the markets.

VELA International Fund | Sector Emphasis Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Emphasis Risk. The fund, from time to time, may invest 25% or more of the fund’s assets in one or more sectors, subjecting the fund to sector emphasis risk. This is the risk that a fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which the fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors have particular risks that may not affect other sectors.

VELA International Fund | Non U S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Securities Risk. The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, regulatory risk, higher transaction costs, delayed settlement, possible non-U.S. controls on investments, and less stringent investor protection and disclosure standards of non-U.S. markets. In addition, the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.

VELA International Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Many of the risks with respect to non-U.S. investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

VELA International Fund | Illiquid Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Illiquid Securities Risk. The fund may invest up to 15% of the value of its net assets in securities that are illiquid. An illiquid investment is any investment that cannot be disposed of in current market conditions within seven days in the normal course of business at approximately the amount at which it is valued by the fund and without significantly changing the value of the investment. The price the fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. In addition, there may be no market or a limited market in which to sell illiquid securities.

VELA International Fund | Foreign Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Tax Risk. The fund’s income from non-U.S. issuers may be subject to non-U.S. withholding taxes. A fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the fund, shareholders may not be entitled to a credit or deduction for U.S. tax purposes.

VELA International Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Foreign securities usually are denominated and traded in foreign currencies, while the fund values its assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

VELA International Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the fund.
VELA International Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
VELA Income Opportunities Fund
Prospectus [Line Items]
Risk [Text Block]

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the principal risks of investing in the fund. All of the risks listed below are significant to the fund, regardless of the order in which they appear.

VELA Income Opportunities Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, state, regional, or global events such as war, military conflicts, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the fund and its investments and could result in decreases to the fund’s net asset value. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Political, geopolitical, natural and other events, including war, military conflicts, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, climate change and climate related events, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the ability to complete redemptions, all of which could affect fund performance. A health crisis may exacerbate other pre-existing political, social, and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

VELA Income Opportunities Fund | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. Overall stock market risks may affect the value of the fund. Factors such as U.S. economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

VELA Income Opportunities Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

VELA Income Opportunities Fund | Small Cap And Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap and Mid Cap Company Risk. Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

VELA Income Opportunities Fund | Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Cap Company Risk. Returns on investments in securities of larger companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

VELA Income Opportunities Fund | Derivatives Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Transactions Risk. Derivatives, including options, futures contracts, forward contracts, and swaps may be riskier than other types of investments and may increase the volatility of the fund. Derivatives may be sensitive to changes in economic and market conditions and may create economic leverage, which could result in losses that significantly exceed the fund’s original investment in that derivative. Derivatives transactions can expose the fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. For such derivatives, the fund does not have a claim on the reference assets and can be subject to enhanced counterparty risk. Derivatives may not perform as expected, and as a result the fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives and derivative transactions can expose the fund to risks of mispricing or improper valuation. Certain derivative transactions could also affect the amount, timing and character of distributions to shareholders which may result in the fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions. Such effects may adversely impact the fund’s after-tax returns.

VELA Income Opportunities Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. There are risks associated with buying and selling call and put options. If the fund buys a put or call option, the fund risks losing the entire premium invested in the option if the fund does not exercise the option. If the fund sells (writes) a put option, there is risk that the fund may be required to buy the underlying investment at a disadvantageous price. If the fund sells (writes) a covered call option, there is risk that the fund may be required to sell the underlying investment at a disadvantageous price. The fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options.

VELA Income Opportunities Fund | Covered Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Covered Call Risk. The writer of a covered call option forgoes any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retains the risk of loss if the underlying security declines in value. The fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security.

VELA Income Opportunities Fund | Valueoriented Investment Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors, or those where the Adviser believes the aggregate present value of the company’s future cash flows is materially greater than that which the market is currently reflecting via the target company’s share price. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive), value stocks generally may be out of favor in the markets.

VELA Income Opportunities Fund | Sector Emphasis Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Emphasis Risk. The fund, from time to time, may invest 25% or more of the fund’s assets in one or more sectors, subjecting the fund to sector emphasis risk. This is the risk that a fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which the fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors have particular risks that may not affect other sectors.

VELA Income Opportunities Fund | Mlp And Mlprelated Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP and MLP-Related Securities. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the fund.

VELA Income Opportunities Fund | Mlp Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the fund and lower income, as compared to an MLP that is not taxed as a corporation.

VELA Income Opportunities Fund | Non U S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Securities Risk. The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in non-U.S. countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, regulatory risk, higher transaction costs, delayed settlement, possible non-U.S. controls on investments, and less stringent investor protection and disclosure standards of non-U.S. markets. In addition, the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.

VELA Income Opportunities Fund | Foreign Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Tax Risk. The fund’s income from non-U.S. issuers may be subject to non-U.S. withholding taxes. The fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the fund, shareholders may not be entitled to a credit or deduction for U.S. tax purposes.

VELA Income Opportunities Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Foreign securities usually are denominated and traded in foreign currencies, while the fund values its assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

VELA Income Opportunities Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. The fund may, from time to time, invest in fixed income securities. When the fund invests in fixed income securities, the value of your investment in the fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the fund, possibly causing the fund’s share price and total return to be reduced and fluctuate more than other types of investments.

VELA Income Opportunities Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Securities Risk. The fund may purchase fixed income securities rated below the investment grade category, also known as high yield securities or “junk bonds”. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

VELA Income Opportunities Fund | Adrs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ADRs Risk. ADRs, which are typically issued by a bank, are certificates that evidence ownership of shares of a foreign company and are alternatives to purchasing foreign securities directly in their national markets and currencies. ADRs are subject to the same risks as direct investment in foreign companies and involve risks that are not found in investments in U.S. companies. Although an ADR is priced in the US dollar, movements in the exchange rate of the local currency versus the US dollar are automatically reflected in the price of the ADR in US dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the US Dollar declines, the ADR price would decline by a similar measure.

VELA Income Opportunities Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

VELA Income Opportunities Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer. While most preferred stocks pay a dividend, the fund may buy preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.

VELA Income Opportunities Fund | Real Estate And Reit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate and REIT Risk. The fund’s investments in REITs are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the fund.

VELA Income Opportunities Fund | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Bond Risk. The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in interest rates, the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. Corporate bonds are also subject to the credit risk of the issuer, as the issuer of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

VELA Income Opportunities Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

VELA Income Opportunities Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. A principal risk of investing in the fund is that the value of a fixed income portfolio will generally decrease when interest rates rise, which means the fund’s net asset value will likewise decrease. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter- term securities. For example, the approximate percentage change in the price of a security with a two -year duration would be expected to drop by approximately 2% in response to a 1% increase in interest rates.

VELA Income Opportunities Fund | Rating Agency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

VELA Income Opportunities Fund | U [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. The fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

VELA Income Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the fund.
VELA Income Opportunities Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
VELA Short Duration Fund
Prospectus [Line Items]
Risk [Text Block]

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the principal risks of investing in the fund. All of the risks listed below are significant to the fund, regardless of the order in which they appear.

VELA Short Duration Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, state, regional, or global events such as war, military conflicts, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the fund and its investments and could result in decreases to the fund’s net asset value. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Political, geopolitical, natural and other events, including war, military conflicts, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, climate change and climate related events, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the ability to complete redemptions, all of which could affect fund performance. A health crisis may exacerbate other pre-existing political, social, and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

VELA Short Duration Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual investment opportunity in which the fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated. The value of an individual investment can be more volatile than the market as a whole, and the Adviser’s investment approach may fail to produce the intended results.

VELA Short Duration Fund | Small Cap And Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Cap and Mid Cap Company Risk. Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, price changes may be more sudden or erratic than the prices of other securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

VELA Short Duration Fund | Non U S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. The fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

VELA Short Duration Fund | Illiquid Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Illiquid Securities Risk. The fund may invest up to 15% of the value of its net assets in securities that are illiquid. An illiquid investment is any investment that cannot be disposed of in current market conditions within seven days in the normal course of business at approximately the amount at which it is valued by the fund and without significantly changing the value of the investment. The price the fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. In addition, there may be no market or a limited market in which to sell illiquid securities.

VELA Short Duration Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. The fund may, from time to time, invest in fixed income securities. When the fund invests in fixed income securities, the value of your investment in the fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the fund, possibly causing the fund’s share price and total return to be reduced and fluctuate more than other types of investments.

VELA Short Duration Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Securities Risk. The fund may purchase fixed income securities rated below the investment grade category, also known as high yield securities or “junk bonds”. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher-grade securities.

VELA Short Duration Fund | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Bond Risk. The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in interest rates, the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. Corporate bonds are also subject to the credit risk of the issuer, as the issuer of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

VELA Short Duration Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

VELA Short Duration Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. A principal risk of investing in the fund is that the value of a fixed income portfolio will generally decrease when interest rates rise, which means the fund’s net asset value will likewise decrease. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter- term securities. For example, the approximate percentage change in the price of a security with a two -year duration would be expected to drop by approximately 2% in response to a 1% increase in interest rates.

VELA Short Duration Fund | Rating Agency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

VELA Short Duration Fund | Mortgagebacked And Assetbacked Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities, and by extension, the value of the fund’s portfolio. Mortgage-backed securities are also subject to pre-payment risk. Due to their often-complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

VELA Short Duration Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified during times of market stress. The fund may not be able to meet the requests to redeem fund shares without significant dilution of remaining investors’ interest in the fund.

VELA Short Duration Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

VELA Short Duration Fund | Securitized Products Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securitized Products Risk. The fund may invest in various types of securitized products, including but not necessarily limited to asset-backed, mortgage-related, and mortgage-backed securities. In a scenario where investments are either prepaid or called, the fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of income and yield received by the fund. Further, in times of rising interest rates, securitized products can exhibit a lengthening of duration as fewer of the underlying holdings are prepaid early. If this were to occur, the fund may experience additional volatility because of a longer than anticipated duration. Finally, during periods of economic stress and/or challenging credit markets, these types of securities may decline in value, become illiquid or become difficult to value in cases where the specific securities owned by the fund cease to trade on the secondary market for a period of time.

VELA Short Duration Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the fund.
VELA Short Duration Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
VELA Small-Mid Cap Fund
Prospectus [Line Items]
Risk [Text Block]

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the principal risks of investing in the fund. All of the risks listed below are significant to the fund, regardless of the order in which they appear.

VELA Small-Mid Cap Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, state, regional, or global events such as war, military conflicts, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the fund and its investments and could result in decreases to the fund’s net asset value. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Political, geopolitical, natural and other events, including war, military conflicts, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, climate change and climate related events, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the ability to complete redemptions, all of which could affect fund performance. A health crisis may exacerbate other pre-existing political, social, and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

VELA Small-Mid Cap Fund | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. Overall stock market risks may affect the value of the fund. Factors such as U.S. economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

VELA Small-Mid Cap Fund | Management Risk [Member]
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Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

VELA Small-Mid Cap Fund | Small Cap And Mid Cap Company Risk [Member]
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Small Cap and Mid Cap Company Risk. Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

VELA Small-Mid Cap Fund | Large Cap Company Risk [Member]
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Large Cap Company Risk. Returns on investments in securities of larger companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

VELA Small-Mid Cap Fund | Derivatives Transactions Risk [Member]
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Derivatives Transactions Risk. Derivatives, including options, futures contracts, forward contracts, and swaps may be riskier than other types of investments and may increase the volatility of the fund. Derivatives may be sensitive to changes in economic and market conditions and may create economic leverage, which could result in losses that significantly exceed the fund’s original investment in that derivative. Derivatives transactions can expose the fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. For such derivatives, the fund does not have a claim on the reference assets and can be subject to enhanced counterparty risk. Derivatives may not perform as expected, and as a result the fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives and derivative transactions can expose the fund to risks of mispricing or improper valuation. Certain derivative transactions could also affect the amount, timing and character of distributions to shareholders which may result in the fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions. Such effects may adversely impact the fund’s after-tax returns.

VELA Small-Mid Cap Fund | Options Risk [Member]
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Options Risk. There are risks associated with buying and selling call and put options. If the fund buys a put or call option, the fund risks losing the entire premium invested in the option if the fund does not exercise the option. If the fund sells (writes) a put option, there is risk that the fund may be required to buy the underlying investment at a disadvantageous price. If the fund sells (writes) a covered call option, there is risk that the fund may be required to sell the underlying investment at a disadvantageous price. The fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options.

VELA Small-Mid Cap Fund | Covered Call Risk [Member]
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Covered Call Risk. The writer of a covered call option forgoes any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retains the risk of loss if the underlying security declines in value. The fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. The fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options.

VELA Small-Mid Cap Fund | Valueoriented Investment Strategies Risk [Member]
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Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors, or those where the Adviser believes the aggregate present value of the company's future cash flows is materially greater than that which the market is currently reflecting via the target company's share price. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive), value stocks generally may be out of favor in the markets.

VELA Small-Mid Cap Fund | Sector Emphasis Risk [Member]
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Sector Emphasis Risk. The fund, from time to time, may invest 25% or more of the fund’s assets in one or more sectors, subjecting the fund to sector emphasis risk. This is the risk that the fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which the fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors have particular risks that may not affect other sectors.

VELA Small-Mid Cap Fund | New Fund Risk [Member]
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New Fund Risk. The fund is newly organized and has little or no operating history. While the Adviser has experience in investment-related activities, the Adviser has limited experience managing registered investment companies.

VELA Small-Mid Cap Fund | Risk Lose Money [Member]
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Risk [Text Block]	You may lose money by investing in the fund.
VELA Small-Mid Cap Fund | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.